Schedule of cash flow statement (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Condensed Financial Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	$ 267,064	¥ 1,867,600,000	¥ 2,893,160,000	¥ 1,360,872,000
Net cash provided by (used in) investing activities	(312,263)	(2,183,697,000)	(2,295,816,000)	1,411,992,000
Net cash (used in) provided by financing activities	(27,841)	(194,696,000)	(622,715,000)	(2,505,002,000)
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	2,489	17,407	(14,877)	9,545
Collection of loans from Group companies	2,988	20,892	251,998	32,913
Cash paid as loans extended to Group companies	(14,524)	(101,571)	(14,009)	(499,562)
Other investing activities	48	333	(14,379)
Net cash provided by (used in) investing activities	(11,488)	(80,346)	223,610	(466,649)
Repayment of loans to Group companies	(1,213)	(8,481)	(12,708)	(74,346)
Cash received as loans from Group companies	38,907	272,083	902,451	1,491,485
Other financing activities	(31,803)	(222,404)	(1,084,539)	(1,110,984)
Net cash (used in) provided by financing activities	5,891	41,198	(194,796)	306,155
Parent Company [Member] | Third Party Revenues [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	$ 2,489	¥ 17,407	¥ (14,877)	¥ 9,545